Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.02 per share
Amount Registered | shares	650,000
Proposed Maximum Offering Price per Unit	6.04
Maximum Aggregate Offering Price	$ 3,926,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 542.18
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, par value NIS 0.02 per share ("Ordinary Shares"), of Nexxen International Ltd. (the "Registrant") that may from time to time be offered or issued pursuant to the Nexxen International Ltd. Global Share Incentive Plan (2011), as amended (the "2011 Plan"), or the Nexxen International Ltd. 2017 Equity Incentive Plan, as amended (the "2017 Plan"), by reason of any share dividend, share split, recapitalization or similar transaction effected without the Registrant's receipt of consideration that would increase the number of outstanding Ordinary Shares. b. Represents the additional 650,000 Ordinary Shares reserved for future issuance under the 2011 Plan. c. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act based on the average of the high and low prices of the Ordinary Shares as reported on the Nasdaq Global Market on March 3, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.02 per share
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit	6.04
Maximum Aggregate Offering Price	$ 10,872,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,501.42
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, par value NIS 0.02 per share ("Ordinary Shares"), of Nexxen International Ltd. (the "Registrant") that may from time to time be offered or issued pursuant to the Nexxen International Ltd. Global Share Incentive Plan (2011), as amended (the "2011 Plan"), or the Nexxen International Ltd. 2017 Equity Incentive Plan, as amended (the "2017 Plan"), by reason of any share dividend, share split, recapitalization or similar transaction effected without the Registrant's receipt of consideration that would increase the number of outstanding Ordinary Shares. b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act based on the average of the high and low prices of the Ordinary Shares as reported on the Nasdaq Global Market on March 3, 2026. c. Represents the additional 1,800,000 Ordinary Shares reserved for future issuance under the 2017 Plan.